Income Taxes - Net Operating Losses Carryforwards (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Operating Loss Carryforwards [Line Items]
Total carryforwards	$ 18,649	$ 37,100
Non-U.S.
Operating Loss Carryforwards [Line Items]
Indefinite net operating losses	3,726	4,301
Net tax carryforwards	159	169
U.S. federal and state
Operating Loss Carryforwards [Line Items]
Indefinite net operating losses	161	2,657
Net tax carryforwards	$ 14,603	$ 29,973